General (Tables)	12 Months Ended
Dec. 31, 2016
General [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Based on a PPA performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed from the seller as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$(10,287)
Technology	31,997	7.5 years
IPR&D	714	2.5 years
Customer relationships	9,127	8.5 years
Backlog	11,689	5.5 years
Goodwill	111,142
	$154,382